Company Background (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2019	Aug. 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net losses			$ (1,081,694)	$ (1,100,122)	$ (2,217,114)	$ (2,147,985)	$ (4,024,222)	$ (1,985,234)
Accumulated deficit			$ (64,160,432)		(64,160,432)		(61,943,318)	(57,919,096)
Additional capital raised through equity					245,000		$ 1,244,037	$ 4,138,435
Additional capital raised through debt					1,625,000
Subsequent Event [Member]
Additional capital raised through equity		$ 850,000
Proceeda from public offering of common stock and warrants	$ 15,000,000
Current Stockholders [Member]
Additional capital raised through equity					245,000
Additional capital raised through debt					$ 1,400,000
Current Stockholders [Member] | Minimum [Member]
Ownership percentage			5.00%		5.00%
Related Party [Member]
Additional capital raised through debt					$ 75,000